Indebtedness (Credit Facilities) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Line of Credit Facility [Line Items]
Committed credit facilities, maximum borrowing capacity	$ 8.0
Commercial paper outstanding	1.4
364-day revolving credit, expiring February 11, 2014 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date	Feb. 12, 2013
Term Of Credit Facility	364 days
Committed credit facilities, maximum borrowing capacity	2.0
Multi-year revolving credit, expiring March 31, 2015 [Member]
Line of Credit Facility [Line Items]
Committed credit facilities, maximum borrowing capacity	2.5
Multi-year revolving credit, expiring October 25, 2016 [Member]
Line of Credit Facility [Line Items]
Committed credit facilities, maximum borrowing capacity	$ 3.5